Financial Instruments and Financial Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Financial Instruments

NOTE 26 - FINANCIAL INSTRUMENTS

a)	Classification and measurement of financial assets and liabilities by category
The following represents the carrying values of the financial assets and liabilities of the Company and the associated measurement basis for each balance.

Financial assets	Measurement basis	December 31, 2021	December 31, 2020

Cash and cash equivalents	Amortized cost	$4,588,057	$1,110,889

Trade and other receivables 1	Amortized cost	14,329,781	11,224,017

Long-term receivables	Amortized cost	740,431	2,536,272

Derivative asset	FVTPL	—	131,400

		$19,658,269	$15,002,578

Financial liabilities

Bank indebtedness	Amortized cost	$3,460,109	$976,779

Trade payables and accrued liabilities 1	Amortized cost	12,003,979	12,693,256

Loans and borrowings	Amortized cost	13,215,601	13,152,300

Lease liabilities 2	Amortized cost	1,045,472	3,945,076

2019 Debentures - host liability 3	Amortized cost	22,185,170	19,534,988

2021 Debentures - host liability 3	Amortized cost	69,034	—

2021 Debentures embedded derivative	FVTPL	41,506	—

Warrant liability - business acquisition	FVTPL	709,835	710,924

Warrant liabilities - derivatives (Note 15)	FVTPL	7,975,137	—

Business acquisition payable	Amortized cost	1,398,972	2,439,529

Other liabilities	Amortized cost	—	6,236,415

		$62,104,815	$59,689,267

1
Excludes amounts for indirect taxes, income taxes and contract asset, where applicable. Note 27 describes credit risk associated with trade receivables including reconciliation of expected credit loss allowance.

2	Lease liabilities are not subject to classification in the fair value hierarchy.

3	2019 Debentures (Note 14(a)) and 2021 Debentures host liability (Note 14(b)).
Financial instruments not measured at fair value
The carrying values of the financial assets and liabilities where the measurement basis is other than FVTPL approximate their fair values due to the immediate or short-term nature of these instruments considering there have been no significant changes in credit and market interest rates since origination date.

b)	Measurement of fair value
The fair value hierarchy establishes three levels to classify the significance of inputs to valuation techniques used in making fair value measurements of all financial assets and liabilities (Note 32(L)). At December 31, 2021 and 2020, there were no financial assets or financial liabilities measured and recognized at fair value on a non-recurring basis subsequent to initial recognition.
The Company’s policy for determining when a transfer between levels of the fair value hierarchy occurs is to assess the impact at the date of the event or change in circumstance that could result in the transfer. During the year ended December 31, 2021, subscriptions payable included in other liabilities of $5,285,997 were transferred from Level 2 to Level 3 on issuance of the 2021 Debentures, of which only $110,540 remain at December 31, 2021 (Note 14(b)). There were no other transfers between levels during the year ended December 31, 2021.

Valuation methodologies used in the measurement of fair value for Level 2 financial assets and financial liabilities
The measurement of Level 2 financial assets and liabilities is made by reference to the inputs used to determine the fair value of each instrument using an appropriate valuation method. The fair value of long-term receivables is based on the present value considering the expected time of collection of the long-term contracts.
The fair value of loans and borrowings approximates their carrying value and has been determined by discounting the contractual cash flows using implied yields of obligations with similar credit risk and maturities. The fair value of the host liability for the 2019 Debentures approximates the carrying value and the fair value was initially calculated using a discount rate of 25% for an equivalent, non-convertible loan at the date of issue. The warrant liability associated with a previous business combination is measured based on the amount of cash that is payable in certain circumstances. A portion of other liabilities at December 31, 2020, represent subscriptions payable and the carrying amount of these balances approximates fair value.
Valuation methodologies used in the measurement of fair value for Level 3 financial liabilities
2021 Debentures
The fair value of the entire financial instrument associated with the 2021 Debentures was determined using a partial differential equation model for convertible debt which considered that the convertible debt consists of two components, each having different default risks. The model calculates the value based on key inputs, which impact the value of the convertible debt including: yield to maturity, principal and coupon payments, share price, exercise price, volatility, term, risk free rates and dividends. The risk adjusted discount rate was applied in determining yield to maturity and this is the most significant unobservable input, and the estimated fair value would increase (decrease) if the risk-adjusted discount rate were lower (higher).
The 2021 Debentures include an embedded derivative for the conversion option. The fair value of the embedded derivative was determined using the same methodology as above adjusted for the nature of the instrument. The embedded derivative includes a foreign currency component which reflects the foreign exchange exposure to convert a USD denominated liability to common shares which are denominated in Canadian dollars. The fair value of the embedded derivative was determined first with the residual of the total fair value of the instrument allocated to the host debt. The embedded derivative will be remeasured at each period end with changes in the fair value recognized in the consolidated statements of loss and comprehensive loss.
The Company determined that at the initial recognition date, which was the date of issuance of the debentures, that the fair value of the financial instruments was in excess of the transaction price for tranches one through five (i.e., the fair value of the proceeds received) and the fair value of the tranche six financial instrument was equal to the proceeds received. There were fluctuations in the fair value inputs that arose in the period between the closing of tranches one through five of the Offering and the date of the actual issuance of the debenture certificates. As such the difference between the fair value and transaction price was deferred at initial recognition and the deferred difference was recognized as a loss as factors including the passage of time were met which required recognition. The reconciliation of the opening to closing balances associated with the 2021 Debentures is presented in Note 14(b) including fair value changes.
The 2021 Debentures were derecognized at July 12, 2021 (with the exception of the US$75,000 principal balance which did not convert) as the instruments were substantially modified, and a new financial liability measured at FVTPL was recognized. The fair value was based on the price of common shares at July 12, 2021 and the warrant value was determined using the Black-Scholes model. These instruments were remeasured directly before conversion to equity. The remaining instruments are warrant liabilities as described following.
Warrant liabilities
With the exception of the warrant liability associated with a previous acquisition, the fair value of warrant liabilities is measured on a recurring basis using the Black-Scholes model based on the quoted price of the Company’s common stock in an active market, expected volatility, expected life and risk-free rate (Note 15).

Business acquisition payable
The business acquisition payable consists of contingent consideration payable, the values of which were determined using a discounted cash flow model based on the present value of probability weighted average amount of expected payments discounted at an appropriate discount rate. The reconciliation of the opening to closing balances for Level 3 fair values are presented in Note 18.

Financial Instruments and Financial Risk Management
NOTE 15 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
a)  Classification and measurement of financial assets and liabilities by category
The following represents the carrying values of the financial assets and liabilities of the Company and the associated measurement basis for each balance.

Financial assets	Measurement basis	June 30, 2022	December 31, 2021

Cash and cash equivalents	Amortized cost	$4,405,948	$4,588,057

Trade and other receivables 1	Amortized cost	11,783,456	14,329,781

Long-term receivables	Amortized cost	708,758	740,431

		$16,898,162	$19,658,269

Financial liabilities

Bank indebtedness	Amortized cost	$3,679,631	$3,460,109

Trade payables and accrued liabilities 1	Amortized cost	15,784,541	12,003,979

Loans and borrowings	Amortized cost	29,985,807	13,215,601

Lease liabilities	Amortized cost	7,678,618	1,045,472

2019 Debentures - host liability	Amortized cost	23,457,500	22,185,170

2021 Debentures - host liability	Amortized cost	75,491	69,034

2021 Debentures embedded derivative	FVTPL	9,600	41,506

Warrant liability - business acquisition	FVTPL	–	709,835

Warrant liabilities - derivatives (Note 11)	FVTPL	3,017,643	7,975,137

Business acquisition payable	FVTPL	1,399,580	1,398,972

		$85,088,411	$62,104,815

1	Excludes amounts for indirect taxes, income taxes and contract assets, where applicable.
Financial instruments not measured at fair value
The carrying values of the financial assets and liabilities where the measurement basis is other than FVTPL approximate their fair values due to the immediate or short-term nature of these instruments considering there have been no significant change in credit and market interest rates since origination date.
b)  Measurement of fair value
The fair value hierarchy establishes three levels to classify the significance of inputs to valuation techniques used in making fair value measurements of all financial assets and liabilities. At June 30, 2022 and December 31, 2021, there were no financial assets and financial liabilities measured and recognized at fair value on a non-recurring
basis subsequent to initial recognition.
The Company’s policy for determining when a transfer between levels of the fair value hierarchy occurs is to assess the impact at the date of the event or change in circumstance that could result in the transfer. During the six months ended June 30, 2022, the warrant liabilities associated with the USD Equity financing were transferred from Level 3 to Level 1 as these warrants are now measured by reference to the closing price of the traded warrants (Note 11(b)). There were no other transfers between any of the levels during the six months ended June 30, 2022.
Valuation methodologies used in the measurement of fair value for Level 2 financial assets and financial liabilities
The measurement of Level 2 financial assets and liabilities is made by reference to the inputs used to determine the fair value of each instrument using an appropriate valuation method. There were no changes in the valuation methodologies from those at December 31, 2021.
Valuation methodologies used in the measurement of fair value for Level 3 financial liabilities
There were no changes in the valuation methodologies for Level 3 financial liabilities from those at December 31, 2021, except from the transfer from Level 3 to Level 1 described above. The Black-Scholes model remains in use for the warrants issued on conversion of the 2021 Debentures and is based on the quoted price of the Company’s common stock in an active market, expected volatility, expected life and risk-free rate.
c)  Financial instruments risk
There were no significant changes in the Company’s exposure to those risks during the six months ended June 30, 2022, except for the additional commitments as noted below which impacts liquidity risk and a change to foreign currency risk.
Contractual Obligations and Commitments
During the six months ended June 30, 2022, the most significant changes in contractual obligations were: (a) the addition of new premise leases with lease obligations for base rent of approximately $10,200,000 and variable lease payments of approximately $8,600,000, the majority of which were previously included as commitments; (b) new financing of US$15,000,000 (Note 8(b)) which is classified as non-current
at June 30, 2022; and (c) increase in trade payables and accrued liabilities, which includes the cash payment election made by the holder for the settlement of a previous warrant liability (Note 7). Contractual obligations at December 31, 2021, have been reduced by normal course payments made during the six months ended June 30, 2022.
Foreign currency risk
At June 30, 2022, the C$ equivalent carrying amount of the Company’s USD denominated monetary assets and liabilities was $12,015,544 and $32,282,233, respectively (December 31, 2021 - $14,554,193 and $11,685,160) with the majority of the change associated with the Carbon promissory note denominated in USD. Assuming all other variables remain constant, a fluctuation of +/- 5.0% in the exchange rate between the C$ and USD would impact the net loss for the period by approximately $1,013,334 (December 31, 2021 - $143,452).